UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2018 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 14.3%
Entertainment 6.7%
Activision Blizzard, Inc.	399,718	18,614,867
Live Nation Entertainment, Inc.*	156,946	7,729,590
Netflix, Inc.*	60,404	16,167,735
Spotify Technology SA*	167,601	19,022,713
Walt Disney Co.	239,403	26,250,539
		87,785,444
Interactive Media & Services 5.9%
Alphabet, Inc. "A"*	32,936	34,416,803
Alphabet, Inc. "C"*	30,330	31,410,051
Facebook, Inc. "A"*	89,199	11,693,097
		77,519,951
Wireless Telecommunication Services 1.7%
T-Mobile U.S., Inc.*	361,273	22,980,576
Consumer Discretionary 15.2%
Hotels, Restaurants & Leisure 2.8%
Las Vegas Sands Corp.	137,893	7,177,331
McDonald's Corp.	164,373	29,187,713
		36,365,044
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	42,981	64,556,173
Multiline Retail 1.2%
Dollar General Corp.	145,655	15,742,392
Specialty Retail 5.0%
Burlington Stores, Inc.*	107,808	17,537,127
CarMax, Inc.* (a)	212,199	13,311,243
Home Depot, Inc.	206,157	35,421,896
		66,270,266
Textiles, Apparel & Luxury Goods 1.3%
Carter's, Inc.	93,295	7,614,738
Lululemon Athletica, Inc.*	73,029	8,881,057
		16,495,795
Consumer Staples 3.1%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	73,149	14,901,183
Food Products 1.4%
Mondelez International, Inc. "A"	459,875	18,408,796
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	59,200	7,701,920
Energy 0.6%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	75,747	7,786,034
Financials 7.5%
Banks 1.2%
SVB Financial Group*	78,036	14,820,597
Capital Markets 2.8%
Charles Schwab Corp.	315,001	13,081,992
Intercontinental Exchange, Inc.	316,344	23,830,193
		36,912,185
Consumer Finance 0.6%
American Express Co.	85,638	8,163,014
Insurance 2.9%
Progressive Corp.	635,283	38,326,624
Health Care 14.6%
Biotechnology 4.0%
Alexion Pharmaceuticals, Inc.*	131,808	12,832,827
Biogen., Inc.*	36,538	10,995,015
BioMarin Pharmaceutical, Inc.*	89,097	7,586,610
Celgene Corp.*	153,799	9,856,978
Exact Sciences Corp.*	75,308	4,751,935
Shire PLC (ADR)	39,907	6,945,414
		52,968,779
Health Care Equipment & Supplies 5.8%
Becton, Dickinson & Co.	176,805	39,837,703
Danaher Corp.	182,728	18,842,911
Inogen, Inc.*	46,661	5,793,896
The Cooper Companies, Inc.	46,404	11,809,818
		76,284,328
Life Sciences Tools & Services 2.8%
Thermo Fisher Scientific, Inc.	162,503	36,366,546
Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	110,575	5,747,689
Zoetis, Inc.	239,763	20,509,327
		26,257,016
Industrials 10.6%
Aerospace & Defense 3.5%
Boeing Co.	109,337	35,261,182
TransDigm Group, Inc.*	29,782	10,127,667
		45,388,849
Electrical Equipment 1.5%
AMETEK, Inc.	298,533	20,210,684
Industrial Conglomerates 1.4%
Roper Technologies, Inc.	69,700	18,576,444
Machinery 1.0%
Parker-Hannifin Corp.	88,512	13,200,680
Professional Services 2.2%
TransUnion	159,182	9,041,538
Verisk Analytics, Inc.*	180,099	19,637,995
		28,679,533
Road & Rail 1.0%
Norfolk Southern Corp.	88,638	13,254,926
Information Technology 30.8%
IT Services 8.7%
Cognizant Technology Solutions Corp. "A"	309,795	19,665,787
Fidelity National Information Services, Inc.	170,123	17,446,114
FleetCor Technologies, Inc.*	53,313	9,901,290
Global Payments, Inc.	164,361	16,950,550
Visa, Inc. "A"	383,463	50,594,108
		114,557,849
Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	153,828	13,203,057
NVIDIA Corp.	121,782	16,257,897
		29,460,954
Software 14.1%
2U, Inc.*	129,540	6,440,729
Adobe, Inc.*	103,515	23,419,234
Intuit, Inc.	88,533	17,427,721
Microsoft Corp.	883,940	89,781,786
salesforce.com, Inc.*	197,128	27,000,622
ServiceNow, Inc.*	61,608	10,969,304
Synopsys, Inc.*	125,335	10,558,220
		185,597,616
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	443,674	69,985,137
Pure Storage, Inc. "A"*	334,667	5,381,445
		75,366,582
Materials 0.6%
Construction Materials
Vulcan Materials Co.	87,258	8,621,090
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	140,716	14,993,290
Prologis, Inc.	175,290	10,293,029
		25,286,319
Total Common Stocks (Cost $ 817,337,396 )		1,304,814,189
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (b) (c) (Cost $13,524,563)	13,524,563	13,524,563
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.41% (b) (Cost $14,995,551)	14,995,551	14,995,551
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $ 845,857,510)	101.4	1,333,334,303
Other Assets and Liabilities, Net	(1.4)	(18,123,957)
Net Assets	100.0	1,315,210,346

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (b) (c)
4,407,106	9,117,457(d)	—	—	—	1,365	—	13,524,563	13,524,563
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.41% (b)
21,926,729	52,990,116	59,921,294	—	—	161,809	—	14,995,551	14,995,551
26,333,835	62,107,573	59,921,294	—	—	163,174	—	28,520,114	28,520,114

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $13,308,169, which is 1.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended December 31, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments

Asset	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,304,814,189	$—	$—	$1,304,814,189
Short-Term Investments (e)	28,520,114	—	—	28,520,114
Total	$1,333,334,303	$—	$—	$1,333,334,303

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019